UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar year or quarter ended: March 31, 2000

Institutional Investment Manager Filing this Report:

Name:		Pecks Management Partners Ltd.
Address:	One Rockefeller Plaza, Suite 900
		New York, NY 10020

13F File Number:	28-7336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		Robert J. Cresci
Title:	Principal
Phone: 	(212) 332-1333
Signature, Place, and Date of Signing:

Robert J. Cresci   New York, New York    May 10, 2000

Report Type:
13F Holdings Report

Include below the name and 13F file numbers of ALL Institutional Investment
Managers:

None

I am signing this report as required by the Securities and Exchange Act of 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$67,017,000

List of other included Managers:

No.	13F File Number		Name

01	28-7336			Pecks Management Partners Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Energy Ind Inc CSN    CONV             007973aa8      605   500000 PRN      SOLE                   500000
Affiliated Computer Services C CONV             008190ac4      110   105000 PRN      SOLE                   105000
Affiliated Computer Services C CONV             008190ad2      402   385000 PRN      SOLE                   385000
Cirrus Logic Inc CSN           CONV             172755ac4      922  1000000 PRN      SOLE                  1000000
Conexant Sys Inc CSN 144R      CONV             207142ad2      457   500000 PRN      SOLE                   500000
EchoStar Commun Corp CSN 144R  CONV             278762ab5      920   500000 PRN      SOLE                   500000
Financial Federal Corp CSN     CONV             317492ac0      617   775000 PRN      SOLE                   775000
Lattice Semiconductor Corp CSN CONV             518415aa2      616   350000 PRN      SOLE                   350000
Orbital Sciences Corp CSN 144R CONV             685564ab2       58    75000 PRN      SOLE                    75000
Orbital Sciences Corp CSN Reg' CONV             685564ac0      358   465000 PRN      SOLE                   465000
SCI Systems Inc CSN            CONV             783890af3      868   750000 PRN      SOLE                   750000
Sanmina Corp CSN 144R          CONV             800907aa5      328   200000 PRN      SOLE                   200000
Sanmina Corp CSN Reg'd         CONV             800907ab3      229   140000 PRN      SOLE                   140000
Seacor Holdings Inc CSD        CONV             811904ae1      853   830000 PRN      SOLE                   830000
Speedway MotorSports Inc CSD   CONV             847788ac0      672   695000 PRN      SOLE                   695000
Wind River Systems Inc CSD 144 CONV             973149aa5       41    35000 PRN      SOLE                    35000
Wind River Systems Inc CSD Reg CONV             973149ac1      458   390000 PRN      SOLE                   390000
Burr-Brown Corp CSN 144A       CONV             122574ad8      554   500000 PRN      SOLE                   500000
General Semiconductor CSN 144A CONV             370787aa1      642   500000 PRN      SOLE                   500000
Getty Images Inc CSN 144A      CONV             374276ad5      801  1000000 PRN      SOLE                  1000000
Pinnacle Holdings Inc CSN 144A CONV             72346nac5      899  1000000 PRN      SOLE                  1000000
Primus Telecomm Gr Inc CSD 144 CONV             741929ak9      577   500000 PRN      SOLE                   500000
Rational Software Corp CSN 144 CONV             75409paa1      618   500000 PRN      SOLE                   500000
Semtech Corp 4.50% CSN 144A    CONV             816850ab7      708   750000 PRN      SOLE                   750000
Continucare Corp CSN 144R      CONV             212172aa8     8100 13500000 PRN      SOLE                 13500000
Arcadia Financial Ltd Common S COM              681593109     3997 799387.000SH      SOLE               799387.000
Castle Dental Centers Inc Comm COM              14844p105     2283 913243.000SH      SOLE               913243.000
E-Stamp Common Stock           COM              269154100     5319 727448.750SH      SOLE               727448.750
Film Roman Inc Common Stock    COM              317234102     1790 1168971.000SH     SOLE              1168971.000
Hitox Corporation Common Stock COM              433658101      194 100000.000SH      SOLE               100000.000
JFAX Communications Inc Common COM              477366108    10763 2207698.000SH     SOLE              2207698.000
Metrocall Common Stock         COM              591647102      125 12317.000SH       SOLE                12317.000
ONIX Systems Inc Common Stock  COM              67088g108     1895 210525.333SH      SOLE               210525.333
Page America Group Inc Common  COM              695465302        0 152156.000SH      SOLE               152156.000
BroadWing Inc 6.75% Ser B Cum  PFD              111620407      580    10000 SH       SOLE                    10000
Emmis Commun 6.25% Ser A Cum C PFD              291525202      530     8000 SH       SOLE                     8000
Hybridon Inc 6.50% SerA Cvt Pf PFD              44860m884     8641   118367 SH       SOLE                   118367
Innkeepers USA 8.625% Ser A CP PFD              4576j0302      462    28000 SH       SOLE                    28000
Intermedia Commun 7.00% Ser F  PFD              458801792      649    20000 SH       SOLE                    20000
Kerr-McGee Corp (Devon) 5.5% E PFD              492386305      900    20000 SH       SOLE                    20000
MGC Comm Inc 7.25% Ser D CPS 2 PFD              552763500     1102    16200 SH       SOLE                    16200
Newfield Financial Trust 6.50% PFD              651291205      447     8000 SH       SOLE                     8000
PSINet Inc 6.75% Series C Cum  PFD              74437c309      534     8670 SH       SOLE                     8670
Pegasus Commun 6.5% Ser C Cvt  PFD              705904407      645     7500 SH       SOLE                     7500
Pogo Trust I 6.50% Ser A Cum C PFD              73044p208      690    10550 SH       SOLE                    10550
Verio Inc 6.75% Ser A Cvt Pfd  PFD              923433304      416     7600 SH       SOLE                     7600
Devon Energy Corp Common Stock COM              25179m103      613    12622 SH       SOLE                    12622
Intellicorp Inc Common Stock   COM              458153103     3029   757346 SH       SOLE                   757346
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